Debt (Details Narrative) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Line of credit	$ 31	$ 31	$ 31
Line of credit - due amount		$ 13